Janus Henderson Flexible Bond Portfolio Expense Example - Institutional Shares [Member] - Janus Henderson Flexible Bond Portfolio - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	$ 792